Basis of Presentation and Consolidation	6 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation

Overview

On January 27, 2016, Function(x) Inc. ("Company", "Function(x)" and "we") changed its name from Viggle Inc. to DraftDay Fantasy Sports, Inc. ("DraftDay"), and changed its ticker symbol from VGGL to DDAY. On June 10, 2016, the Company changed its name from DraftDay Fantasy Sports, Inc. to Function(x) Inc., and changed its ticker symbol from DDAY to FNCX. It now conducts business under the name Function(x) Inc.

The Consolidated Financial Statements include the accounts of the Company, its wholly-owned subsidiaries, and DraftDay Gaming Group, Inc. ("DDGG").  The Company has nine wholly-owned subsidiaries, Function(x) Inc., Project Oda, Inc., Sports Hero Inc., Loyalize Inc., Viggle Media Inc., VX Acquisition Corp., Nextguide Inc., Wetpaint.com, Inc. ("Wetpaint"), and Choose Digital, Inc. ("Choose Digital"), each a Delaware corporation. DraftDay owns approximately 60% of the issued and outstanding common stock of DDGG, and also appoints a majority of the members of its Board of Directors.

On September 8, 2015, the Company and its newly created subsidiary DraftDay Gaming Group, Inc. (“DDGG”) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with MGT Capital Investments, Inc. (“MGT Capital”) and MGT Sports, Inc. (“MGT Sports”), pursuant to which the Company acquired all of the assets of the DraftDay.com business (the “DraftDay Business” or "DraftDay.com") from MGT Capital and MGT Sports.

In December 2015, as a result of the sale of certain assets to Perk and acquisition of the DraftDay Business, we reorganized the organizational management and oversight of the Company into three segments (see Note 4, Segments). Accordingly, prior period financial information has been recast to confirm to the current period presentation. These changes impacted Note 4: Segments and Note 3: Summary of Significant Accounting Policies, with no impact on consolidated net loss or cash flows in any period.

On February 8, 2016, the Company completed the sale of assets related to the Company’s rewards business, including the Viggle App, in accordance with the Asset Purchase Agreement (the "Perk Agreement") with Perk.com, Inc. ("Perk") entered into on December 13, 2015. Management entered into this binding sales agreement following a strategic decision to divest the operations related to the Viggle App and place greater focus on its remaining businesses. The assets, liabilities and operations related to Loyalize Inc., and Nextguide Inc. (as well as the portion of the assets relating to our discontinued rewards business within the Company) have been classified as discontinued operations on the accompanying consolidated financial statements for all periods presented. In accordance with Accounting Standards Codification ("ASC") No. 205, Presentation of Financial Statements, the inter-segment revenues and expenses related to services provided by Choose Digital to the Viggle rewards business (discontinued operations) are presented at cost in the Consolidated Statements of Operations.

On July 12, 2016, the Company and RACX Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“RACX”), completed an acquisition pursuant to an Asset Purchase Agreement (the “Asset Purchase Agreement”) with Rant, Inc., a Delaware corporation, pursuant to which RACX has acquired the assets of Rant (the “Asset Purchase”) used in the operation of Rant’s Rant.com independent media network and related businesses (the “Rant Assets”). The Company acquired assets of Rant for approximately $1,990,000 in assumed liabilities, a $3,000,000 note, and 4,435 shares of Series E Convertible Preferred stock which, upon satisfaction of certain conditions including shareholder approval, will be convertible into shares of our common stock equal to 22% of the fully diluted shares outstanding, in a move to become a market leader in social publishing.

On September 16, 2016, the Company amended its Certificate of Incorporation to effect a reverse stock split of all issued and outstanding shares of common stock at a ratio of 1 for 20 (the "Reverse Stock Split"). Owners of fractional shares outstanding after the Reverse Stock Split will be paid cash for such fractional interests. The effective date of the Reverse Stock Split is September 16, 2016. All common stock share amounts disclosed in these financial statements have been adjusted to reflect the Reverse Stock Split.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company's ability to continue to realize its assets and discharge its liabilities in the normal course of business. The Company is unlikely to generate significant revenue or earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its stockholders, the ability of the Company to obtain necessary equity or debt financing to continue development of its business and to generate revenue. Management intends to raise additional funds through equity and/or debt offerings until sustainable revenues are developed. There is no assurance such equity and/or debt offerings will be successful and therefore there is substantial doubt about the Company’s ability to continue as a going concern within one year after the financial statements are issued. The accompanying financial statements do not include any adjustments that might result from the outcome of these uncertainties.